Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,346,000
Previously Paid Amount	0.00
Total Fee Amount	6,262.28
Total Offset Amount	0.00
Net Fee	6,262.28
Narrative - Max Aggregate Offering Price	$ 45,346,000
Final Prospectus	true